LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lessee, Operating Leases	Leases - Lessee

A lease is defined as a contract, or part of a contract, that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. For contracts where First Financial is a lessee, the recipient of the right to control, substantially all of those agreements are for real estate property for branches, ATM locations and office space.

Substantially all of the Company's leases are classified as operating leases. Under Accounting Topic 842, operating lease agreements are required to be recognized on the Consolidated Balance Sheets as a ROU asset and a corresponding lease liability. The Company's right to use an asset over the life of a lease is recorded as a ROU asset in Accrued interest and other assets on the Consolidated Balance Sheet and was $48.6 million and $49.9 million at December 31, 2025 and 2024, respectively. Certain adjustments to the ROU asset may be required for items such as initial direct costs paid or incentives received. First Financial recorded a $58.1 million and $59.8 million lease liability in Accrued interest and other liabilities on the Consolidated Balance Sheets at December 31, 2025 and 2024, respectively.

The calculated amount of the ROU assets and lease liabilities are impacted by the length of the lease term and the discount rate used to calculate the present value of minimum lease payments. Regarding the discount rate, Topic 842 requires the use of the rate implicit in the lease whenever this rate is readily determinable. As this rate is rarely determinable, the Company utilizes its incremental borrowing rate at lease inception, on a collateralized basis, over a similar term.

Leases with an initial term of 12 months or less are not recorded on the balance sheet and First Financial recognizes lease expense for these leases on a straight-line basis over the term of the lease. Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 20 years or more. The exercise of renewal options on operating leases is at the Company's sole discretion, and certain leases may include options to purchase the leased property. If at lease inception, the Company considers the exercising of a renewal option to be reasonably certain, the Company will include the extended term in the calculation of the ROU asset and lease liability. First Financial does not enter into lease agreements which contain material residual value guarantees or material restrictive covenants.

Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements and leases generally also include real estate taxes and common area maintenance charges in the annual rental payments.
The components of lease expense for the years ended December 31, 2025, 2024 and 2023 were as follows:

(Dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$7,993	$8,095	$7,773
Finance lease cost
Amortization of right-of-use assets	101	110	110
Interest on lease liabilities	52	58	62
Variable lease cost	3,119	3,109	3,107
Total operating lease cost	$11,265	$11,372	$11,052

Future minimum commitments due under these lease agreements as of December 31, 2025 are as follows:

(Dollars in thousands)	Operating leases	Finance leases
2026	$9,103	$152
2027	8,643	154
2028	8,347	159
2029	7,776	160
2030	7,421	111
Thereafter	30,219	697
Total lease payments	71,509	1,433
Less: imputed interest	(13,397)	(284)
Total	$58,112	$1,149

The weighted average lease term and discount rate for the Company's operating leases were as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Operating leases
Operating lease right-of-use assets	$48,647	$49,895	$54,233
Operating lease liabilities	58,112	59,801	64,484

Finance leases
Premises and equipment	910	1,284	1,394
Long-term debt	1,149	1,520	1,611

Weighted-average remaining lease term
Operating leases	10.7 years	11.5 years	12.3 years
Finance leases	10.2 years	11.8 years	12.8 years

Weighted-average discount rate
Operating leases	3.53%	3.48%	3.43%
Finance leases	4.42%	3.85%	3.84%
Supplemental cash information at year end related to leases was as follows:

(Dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8,520	$8,441	$7,819
Operating cash flows from finance leases	52	58	62
Financing cash flows from finance leases	99	91	87
ROU assets obtained in exchange for lease obligations
Operating leases	4,749	1,552	6,585
Finance leases	(272)	0	0